Development costs	12 Months Ended
Jun. 30, 2025
Development Costs [Abstract]
Development costs	Development costs

Cost	$
Balance at July 1, 2023	12,051
Additions	6,782
Cost fully amortized	(309)
Investment tax credits	(822)
Balance at June 30, 2024	17,702
Additions	6,448
Investment tax credits	(174)
Balance at June 30, 2025	23,976

Accumulated amortization
Balance at July 1, 2023	(5,482)
Amortization	(4,480)
Cost fully amortized	70
Balance at June 30, 2024	(9,892)
Amortization	(5,646)
Balance at June 30, 2025	(15,538)

	June 30,	June 30,
	2025	2024
	$	$
Net capitalized development costs	8,438	7,810
Amortization expense is included in research and development expense in the consolidated statements of loss and comprehensive loss. For the year ended June 30, 2025, amortization was $5,646 (June 30, 2024 - $4,480 ). In addition to the above amortization, the Company has recognized $36,503 of engineering expenditures as expenses during the year ended June 30, 2025 (June 30, 2024 - $35,063).